Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	The UBS Funds
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 19, 2021
Document Effective Date	Feb. 22, 2021
Prospectus Date	Oct. 28, 2020
Class A & P Prospectus | UBS Dynamic Alpha Fund | CLASS P
Prospectus:
Trading Symbol	BNAYX
Class A & P Prospectus | UBS Dynamic Alpha Fund | CLASS A
Prospectus:
Trading Symbol	BNAAX
Class A & P Prospectus | UBS Emerging Markets Equity Opportunity Fund | CLASS P
Prospectus:
Trading Symbol	UEMPX
Class A & P Prospectus | UBS Emerging Markets Equity Opportunity Fund | CLASS A
Prospectus:
Trading Symbol	UEMAX
Class A & P Prospectus | UBS Emerging Markets Equity Opportunity Fund | CLASS P2
Prospectus:
Trading Symbol	EMPTX
Class A & P Prospectus | UBS Engage For Impact Fund | Class P
Prospectus:
Trading Symbol	UEIPX
Class A & P Prospectus | UBS Global Allocation Fund | CLASS P
Prospectus:
Trading Symbol	BPGLX
Class A & P Prospectus | UBS Global Allocation Fund | CLASS A
Prospectus:
Trading Symbol	BNGLX
Class A & P Prospectus | UBS International Sustainable Equity Fund | CLASS P
Prospectus:
Trading Symbol	BNUEX
Class A & P Prospectus | UBS International Sustainable Equity Fund | CLASS A
Prospectus:
Trading Symbol	BNIEX
Class A & P Prospectus | UBS U.S. Small Cap Growth Fund | CLASS A
Prospectus:
Trading Symbol	BNSCX
Class A & P Prospectus | UBS U.S. Small Cap Growth Fund | CLASS P
Prospectus:
Trading Symbol	BISCX
Class A & P Prospectus | UBS U.S. Sustainable Equity Fund | CLASS P
Prospectus:
Trading Symbol	BPEQX
Class A & P Prospectus | UBS U.S. Sustainable Equity Fund | Class A
Prospectus:
Trading Symbol	BNEQX
Class A & P Prospectus | UBS Municipal Bond Fund | Class P
Prospectus:
Trading Symbol	UMBPX
Class A & P Prospectus | UBS Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	UMBAX
Class A & P Prospectus | UBS Sustainable Development Bank Bond Fund | Class P
Prospectus:
Trading Symbol	UDBPX
Class A & P Prospectus | UBS Total Return Bond Fund | Class P
Prospectus:
Trading Symbol	UTBPX
Class A & P Prospectus | UBS Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	UTBAX
Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | CLASS P2
Prospectus:
Trading Symbol	EMPTX